UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: April 30

Date of reporting period:  July 31, 2012

Item 1. Schedule of Investments.

WCM Focused International Growth Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS – 93.9%
	ARGENTINA – 4.1%
573,148	Arcos Dorados Holdings, Inc. - Class A	$7,496,776
	BERMUDA – 3.1%
209,722	Lazard Ltd. - Class A	5,631,036
	BRAZIL – 5.4%
316,780	BRF - Brasil Foods S.A. - ADR	4,555,296
139,745	Cia de Bebidas das Americas - ADR	5,387,170
		9,942,466
	CANADA – 9.1%
88,197	Canadian National Railway Co.	7,768,392
202,531	Potash Corp. of Saskatchewan, Inc.	8,943,769
		16,712,161
	CHINA – 9.4%
56,233	Baidu, Inc. - ADR*	6,777,201
5,262,950	Li & Fung Ltd.	10,397,358
		17,174,559
	DENMARK – 9.9%
65,828	Novo Nordisk A/S - ADR	10,173,059
320,560	Novozymes A/S - B Shares	7,913,099
		18,086,158
	FRANCE – 7.4%
78,223	L'Oreal S.A.	9,395,537
28,139	LVMH Moet Hennessy Louis Vuitton S.A.	4,242,974
		13,638,511
	JAPAN – 7.3%
41,813	FANUC Corp.	6,534,870
155,084	Sysmex Corp.	6,798,883
		13,333,753
	MEXICO – 6.1%
48,360	Coca-Cola Femsa S.A.B. de C.V. - ADR	5,377,148
2,029,085	Wal-Mart de Mexico S.A.B. de C.V.	5,747,688
		11,124,836
	NETHERLANDS – 4.2%
69,698	Core Laboratories N.V.	7,775,509

WCM Focused International Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SWEDEN – 2.0%
77,996	Elekta A.B. - B Shares	$3,627,614

	SWITZERLAND – 14.6%
101,055	ACE Ltd.	7,427,542
33,795	Kuehne + Nagel International A.G.	3,852,692
122,572	Nestle S.A.	7,539,126
3,916	SGS S.A.	7,845,638
		26,664,998
	TAIWAN – 4.9%
639,275	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	8,930,672

	UNITED KINGDOM – 3.2%
225,849	ARM Holdings PLC - ADR	5,867,557

	UNITED STATES – 3.2%
198,057	Coca-Cola Enterprises, Inc.	5,807,031

	TOTAL COMMON STOCKS (Cost $169,739,692)	171,813,637

	SHORT-TERM INVESTMENTS – 5.8%
10,669,830	Fidelity Institutional Money Market Fund, 0.18%1	10,669,830

	TOTAL SHORT-TERM INVESTMENTS (Cost $10,669,830)	10,669,830

	TOTAL INVESTMENTS – 99.7% (Cost $180,409,522)	182,483,467
	Other Assets in Excess of Liabilities – 0.3%	510,401

	TOTAL NET ASSETS – 100.0%	$182,993,868

ADR – American Depository Receipt
PLC – Public Limited Company

* Non-income producing security.
1 The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

WCM Focused International Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS
July 31, 2012 (Unaudited)

Note 1 – Organization
WCM Focused International Growth Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide long-term capital appreciation. The Fund commenced investment operations on May 31, 2011.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Fair value pricing may be applied to non-U.S. securities.  The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that the Fund’s net asset value per share (“NAV”) is calculated.  The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) may result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day.  If such events occur, the Fund may value non-U.S. securities at fair value, taking into account such events, when the NAV is calculated.

A Fund’s assets generally are valued at their market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

Note 3 – Federal Income Taxes
At July 31, 2012, the cost of securities on a tax basis and gross unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

WCM Focused International Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
July 31, 2012 (Unaudited)

Cost of Investments	$180,461,705

Gross Unrealized Appreciation	$11,045,895
Gross Unrealized Depreciation	(9,031,622)
Net Unrealized Appreciation/(Depreciation) on Investments	$2,014,273

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting

WCM Focused International Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
July 31, 2012 (Unaudited)

Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of July 31, 2012, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks1	$171,813,637	$-	$-	$171,813,637
Short-Term Investments	10,669,830	-	-	10,669,830
Total Investments	$182,483,467	$-	$-	$182,483,467

* The Fund did not hold any Level 2 or Level 3 securities at period end.
1 All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

There were no transfers between Levels at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ John P. Zader
Title:	John P. Zader, President

Date:	9/27/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Zader
(Signature and Title)	John P. Zader, President

Date:	9/27/12

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	9/27/12